Prepaid Expenses and Other Assets (Details Narrative) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Office and warehouse lease deposits	$ 61,676	$ 73,245
Deposits	340	$ 340
Professional Service Agencies [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deposits	14,288
Vendor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deposits	$ 161,458